Pension And Postretirement Benefit Costs (Estimated Pension Amounts To Be Amortized From Accumulated Other Comprehensive Income) (Details) (Pension Benefits [Member], USD $)	12 Months Ended
Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 1,380,000
Prior service credit	101,000
Total	$ 1,481,000